Schedule of Fair Value of Warrants Assumptions (Details) - $ / shares				12 Months Ended
		Sep. 14, 2020	Jun. 16, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Market value per share price				$ 0.42	$ 0.37	$ 2.00
Risk-free annual interest rate	[1]			123.00%	27.00%	186.00%
Expected volatility	[2]			115.80%	112.50%	110.02%
Expected dividend yield	[3]			0.00%	0.00%	0.00%
February 2021 Placement Agent Warrants issued on February 19, 2021 [Member]
IfrsStatementLineItems [Line Items]
Number of equivalent shares				1,435,682
Market value per share price				$ 1.48
Weighted average exercise price				$ 1.8125
Risk-free annual interest rate	[4]			0.58734%
Expected volatility	[5]			119.18%
Expected life (years)	[6]			4 years 11 months 26 days
Expected dividend yield	[7]			0.00%
February 2021 Placement Agent Warrants issued on February 22, 2021 [Member]
IfrsStatementLineItems [Line Items]
Number of equivalent shares				215,352
Market value per share price				$ 1.48
Weighted average exercise price				$ 1.8125
Risk-free annual interest rate	[4]			0.58544%
Expected volatility	[5]			119.57%
Expected life (years)	[6]			4 years 11 months 23 days
Expected dividend yield	[7]			0.00%
September 2019 Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of equivalent shares			3,325,000
Market value per share price			$ 0.96
Weighted average exercise price			$ 1.65
Risk-free annual interest rate	[8]		0.30%
Expected volatility	[9]		104.50%
Expected life (years)	[10]		4 years 3 months 18 days
Expected dividend yield	[11]		0.00%
February 2020 Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of equivalent shares			2,608,696
Market value per share price			$ 0.96
Weighted average exercise price			$ 1.20
Risk-free annual interest rate	[8]		0.36%
Expected volatility	[9]		119.30%
Expected life (years)	[10]		5 years 2 months 12 days
Expected dividend yield	[11]		0.00%
February 2020 Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of equivalent shares			243,478
Market value per share price			$ 0.96
Weighted average exercise price			$ 1.62
Risk-free annual interest rate	[8]		0.32%
Expected volatility	[9]		113.30%
Expected life (years)	[10]		4 years 8 months 12 days
Expected dividend yield	[11]		0.00%
August 2020 Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of equivalent shares		9,320,907
Market value per share price		$ 0.38
Weighted average exercise price		$ 0.47
Risk-free annual interest rate	[8]	0.31%
Expected volatility	[9]	120.50%
Expected life (years)	[10]	5 years 4 months 24 days
Expected dividend yield	[11]	0.00%
August 2020 Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of equivalent shares		869,952
Market value per share price		$ 0.38
Weighted average exercise price		$ 0.704063
Risk-free annual interest rate	[8]	0.26%
Expected volatility	[9]	114.60%
Expected life (years)	[10]	4 years 10 months 24 days
Expected dividend yield	[11]	0.00%
June Two Thousand Twenty Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of equivalent shares				26,666,666
Market value per share price				$ 0.52
Weighted average exercise price				$ 0.457
Risk-free annual interest rate	[12]			0.2879%
Expected volatility	[13]			123.1048%
Expected life (years)	[14]			5 years
Expected dividend yield	[15]			0.00%
June 2020 Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of equivalent shares				1,866,667
Market value per share price				$ 0.52
Weighted average exercise price				$ 0.5625
Risk-free annual interest rate	[12]			0.2879%
Expected volatility	[13]			123.1048%
Expected life (years)	[14]			5 years
Expected dividend yield	[15]			0.00%

[1]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.
[2]	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.
[3]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
[4]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
[5]	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants.
[6]	Based upon time to expiry from the issuance date.
[7]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
[8]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
[9]	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
[10]	Based upon time to expiry from the reporting period date.
[11]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
[12]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
[13]	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
[14]	Based upon time to expiry from the reporting period date.
[15]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.